DWS Massachusetts Tax-Free Fund Investment Objectives and Goals - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Massachusetts Tax-Free Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income that is exempt from Massachusetts personal and federal income taxes.